Related party balances and transactions - Additional information (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Key management personnel of entity or parent
Disclosure of transactions between related parties [line items]
Percentage of director remuneration	1.70%	1.80%	2.60%